CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital	Contributed surplus and warrants	Other reserves	Deficit	Total
Balance at the beginning at Dec. 31, 2023	$ 238,823	$ 28,502	$ 7,692	$ (220,587)	$ 54,430
Balance at the beginning (in shares) at Dec. 31, 2023	60,903,898
Shares issued - Lac Guret Property acquisition (Note 18)	$ 18,625				18,625
Shares issued - Lac Guret Property acquisition (in shares)	6,208,210
Shares issued	$ 150,281				150,281
Shares issued (in shares)	83,432,538
Options exercised	$ 507	(184)			323
Options exercised (in shares)	137,500
Share-based compensation		4,291			4,291
Settlement of interest on Convertible Notes	$ 6,417		(4,012)		2,405
Settlement of interest on Convertible Notes (Note 14)	1,579,043
Share issue costs	$ (3,413)				(3,413)
Net loss and comprehensive loss				(73,285)	(73,285)
Balance at the end at Dec. 31, 2024	$ 411,240	32,609	3,680	(293,872)	153,657
Balance at the end (in shares) at Dec. 31, 2024	152,261,189
Shares issued	$ 27,563				27,563
Shares issued (in shares)	8,333,334
Options exercised	$ 436	(472)			(36)
Options exercised (in shares)	167,016
Share-based compensation		4,928			4,928
Settlement of interest on Convertible Notes			1,677		1,677
Share issue costs	$ (2,764)				(2,764)
Net loss and comprehensive loss				(105,177)	(105,177)
Balance at the end at Dec. 31, 2025	$ 436,475	$ 37,065	$ 5,357	$ (399,049)	$ 79,848
Balance at the end (in shares) at Dec. 31, 2025	160,761,539